Investment Strategy	Aug. 12, 2026
Sequoia Select Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in dividend-paying equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $20 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser expects that companies included in the Fund will pay a dividend and will generally be classified as value companies (i.e., companies that are selling at a discount to their intrinsic value).
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the
Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Sequoia Select Large Core ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $25 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization companies.
Sequoia Select Large Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in growth equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $25 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser.
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/
patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take all the information obtained from the company-specific bottom-up analysis and identify those companies that offer the highest long-term growth potential — typically companies expected based on consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability (including material declines in free cash flow), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization growth companies.

Sequoia Select SMID ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in small- and mid- capitalization equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser. The Fund typically includes companies with a market capitalization of $2 billion to $20 billion at the time of purchase.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed small- and mid- capitalization companies and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that a majority of the companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, changes in the long‑term themes supporting the original investment rationale, or growth well beyond the original market capitalization range (e.g., in excess of $50 billion).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- and mid- capitalization companies.
Sequoia Select Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in U.S.-listed equity securities and ETFs that invest in globally-listed securities. Sequoia Financial Group, LLC (the “Sub‑Adviser”) manages the Fund through three sleeves: (i) a sleeve consisting of actively managed individual U.S. equities (typically 35-65% of the Fund’s net assets); (ii) a sleeve consisting of index-based ETFs investing in U.S. growth, value, or small-capitalization companies (typically up to 40% of the Fund's net assets); and (iii) a sleeve consisting of index-based ETFs investing in international companies (typically 25–40% of the Fund's net assets). Although only the third sleeve has direct exposure to international companies through ETFs, many of the individual U.S. equity securities held directly by the Fund or through ETFs are expected to have exposure to multiple countries, and all sleeves combined are designed to provide broad exposure to both domestic and international equity markets.
The Sub-Adviser employs a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and small-, mid-, and large-capitalization companies. The top-down and bottom-up analyses aim to identify the geographic areas, sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser uses the above process to determine the allocation of the Fund across each sleeve and each investment within each sleeve. The Sub-Adviser expects that, overall, a majority of the Fund’s portfolio will be exposed to U.S. equity securities either individually or through ETFs.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Individual U.S. Equities Sleeve
The Sub-Adviser screens a universe of U.S.-listed small-, mid-, and large-capitalization companies and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that a majority of the individual companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
When assessing an individual company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
The Sub-Adviser expects that a majority of the weight of the individual equity securities will be allocated to large-capitalization companies (i.e., those with a market capitalization greater than $25 billion at the time of purchase).
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Individual securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
U.S. Equity ETF Sleeve
The Sub-Adviser allocates a portion of the Fund’s portfolio to a sleeve of one or more ETFs that invest principally in U.S. equity securities. The Sub-Adviser uses this sleeve to obtain broad, low-cost exposure to U.S. equity styles and capitalization ranges that complement the individual U.S. equity sleeve, including large-capitalization growth equities, large-capitalization value equities, and small-capitalization equities. ETFs in this sleeve are selected based on factors that may include index methodology, market capitalization focus, investment style (e.g., growth or value), liquidity, tracking error, and fees. The Fund may invest in ETFs that are affiliated with the Adviser or Sub-Adviser (i.e., ETFs that have the same investment adviser or sub-adviser as the Fund).
International ETF Sleeve
The Sub-Adviser allocates a portion of the Fund’s portfolio to a sleeve of one or more ETFs that invest principally in non-U.S. equity securities, including securities of issuers located in developed and emerging markets. The Sub-Adviser generally expects this sleeve to consist of one or more broad-based international ETFs, but the Sub-Adviser may also include regional or single-country ETFs when, in its judgment, doing so is consistent with the Fund's investment objective and the Sub-Adviser’s macroeconomic outlook and investment themes. ETFs in this sleeve are selected based on factors that may include index methodology, country and regional exposures, tracking error, liquidity, and fees.